Revenue (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2023		2022		2023		2022

Sales

Gold credit sales	$149,511	56%	$157,842	52%	$268,708	56%	$303,517	50%
Silver
Silver credit sales	$90,826	35%	$110,383	36%	$156,005	32%	$223,913	37%
Concentrate sales	16,255	6%	19,845	7%	36,753	8%	40,647	6%
Total silver sales	$107,081	41%	$130,228	43%	$192,758	40%	$264,560	43%
Palladium credit sales	$4,879	2%	$7,203	2%	$9,614	2%	$16,736	3%
Cobalt sales	$3,501	1%	$7,649	3%	$8,357	2%	$25,353	4%

Total sales revenue	$264,972	100%	$302,922	100%	$479,437	100%	$610,166	100%